Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Equity
Exchange of limited partner units, units (in shares)	7,447,921
Exchange of limited partner units, common shares	6,795,296	584,432	247,640
Public offering of common stock, shares	9,137,500
Stock options exercised, common shares	712	324,720	178,683
Stock options exercised related to fund required withholding tax, shares		76,969
Common Stock Retired, shares		61,584
Series I preferred stock conversion to common stock, preferred shares			7,871,276
Series I preferred stock conversion to common stock, common shares			6,670,589
Stock incentive program, shares, net	114,066	116,885	116,726
Issuance of unit equivalents and other, treasury stock, shares		6,857
Net income attributable to preferred interests in the Operating Partnership (in dollars)	$ 1,915	$ 1,915	$ 2,315
Net income attributable to noncontrolling redeemable interests in properties in temporary equity (in dollars)	$ 8,520	$ 8,946